Securities Act File No. 333-22309
Investment Company Act File No. 811-08071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Post-Effective Amendment No. 28	/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 28	/X/

(Check appropriate box or boxes)

LAZARD RETIREMENT SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant's Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Stuart H. Coleman, Esq.
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

                    It is proposed that this filing will become effective (check appropriate box)

______ immediately upon filing pursuant to paragraph (b)
     X       on May 1, 2007 pursuant to paragraph (b)
______ 60 days after filing pursuant to paragraph (a)(1)
______ on (DATE) pursuant to paragraph (a)(1)
______ 75 days after filing pursuant to paragraph (a)(2)
______ on (DATE) pursuant to paragraph (a)(2) of Rule 485.
  If appropriate, check the following box:
     X       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LAZARD RETIREMENT SERIES

Prospectus

May 1, 2007

Lazard Retirement U.S. Equity Value Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio
Lazard Retirement Small Cap Portfolio
Lazard Retirement U.S. Small Cap Equity Growth Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement International Equity Select Portfolio
Lazard Retirement International Strategic Equity Portfolio
Lazard Retirement International Small Cap Portfolio
Lazard Retirement Emerging Markets Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Page

1 Overview

Carefully review this	4 Investment Objective, Strategies, Risk/Return and Expenses
important section for
information on the
Portfolios’ investment	4	Lazard Retirement U.S. Equity Value Portfolio
objectives, strategies, risks,	7	Lazard Retirement U.S. Strategic Equity Portfolio
past performance and fees.	11	Lazard Retirement Small Cap Portfolio
	14	Lazard Retirement U.S. Small Cap Equity Growth Portfolio
	17	Lazard Retirement International Equity Portfolio
	20	Lazard Retirement International Equity Select Portfolio
	23	Lazard Retirement International Strategic Equity Portfolio
	26	Lazard Retirement International Small Cap Portfolio
	29	Lazard Retirement Emerging Markets Portfolio
Review this section for	32 Fund Management
details on the people and
organizations who oversee	32	Investment Manager
the Portfolios.	32	Portfolio Management
	33	Biographical Information of Principal Portfolio Managers
	36	Administrator
	36	Distributor
	36	Custodian
Review this section for	37 Account Policies
details on how shares are
valued, how to purchase and	37	Buying Shares
sell shares and payments of	37	Market Timing/Excessive Trading
dividends and distributions.	38	Calculation of Net Asset Value
	39	Distribution and Servicing Arrangements
	39	Selling Shares
	39	Dividends, Distributions and Taxes
Review this section for	40 Financial Highlights
recent financial
information.
45 Other Performance of the Investment Manager

Where to learn more about	Back Cover
the Portfolios.

Lazard Asset Management LLC serves as each Portfolio’s Investment Manager.

The portfolios (each, a “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) are intended to be funding vehicles for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all Portfolios or share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund’s Board of Directors monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW

The Portfolios	The Fund consists of nine separate Portfolios. Each Portfolio has its own investment objective, strategies, risk/return and expenses profile. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Each Portfolio offers Service Shares and Investor Shares, which have different expense ratios.

Information on each Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities.
Under adverse market conditions, a Portfolio could invest some or all of its assets in money market securities. A Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

Investment Philosophy	Each Portfolio is managed according to an underlying
investment philosophy of the Investment Manager, either
Relative Value or Relative Growth.

Lazard’s Relative Value Philosophy

Lazard Retirement U.S. Equity Value Portfolio

Lazard Retirement U.S. Strategic Equity Portfolio
Lazard Retirement Small Cap Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement International Equity Select Portfolio
Lazard Retirement International Strategic Equity Portfolio
Lazard Retirement International Small Cap Portfolio
Lazard Retirement Emerging Markets Portfolio

The Investment Manager seeks to identify undervalued
securities and focuses on individual stock selection rather than on general stock market trends. The securities in which these

Portfolios invest generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

• are undervalued relative to their earnings, cash flow or asset values

• have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in
management or a new product offering

• are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power

• have low projected price-to-earnings or price-to-cash flow multiples

The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to
benefit from the current market and economic environment,
shows deteriorating fundamentals or otherwise falls short of the
Investment Manager’s expectations.

Value stocks involve the risk that they may never reach what the
Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are
already undervalued.

Lazard’s Relative Growth Philosophy

Lazard Retirement U.S. Small Cap Equity Growth Portfolio

The Investment Manager follows a bottom-up, fundamental
approach to stock selection, seeking to invest in companies that exhibit substantial growth opportunities, strong business models, solid management teams and the potential for earnings
surprises, which the Investment Manager believes may produce superior long-term results.

The Investment Manager seeks to identify undervalued securities using a relative growth strategy and focuses on individual stock selection rather than on general stock market trends. The
securities in which the Portfolio invests generally have, in the
Investment Manager’s opinion, one or more of the following
characteristics:

• improving operating trends and profitability

• superior earnings and sales growth opportunity

• attractive relative valuation

A company is evaluated for potential sale when it moves away from its “band of opportunity.” Similarly, the Investment
Manager will look to sell a security when company
fundamentals show signs of deterioration, possibly due to
changes in profitability, movement away from the company’s
business model and/or significant management change.

Growth companies often have relatively higher price-to-
earnings, price-to-book, and price-to-sales ratios and may be more volatile than value stocks.

Who May Want to Invest?	Consider investing in the Portfolios if you are:

• pursuing a long-term goal such as retirement

• looking to add an equity component to your investment
portfolio

• willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolios may not be appropriate if you are:

• pursuing a short-term goal or investing emergency reserves

• uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolios:

• are not bank deposits

• are not guaranteed, endorsed or insured by any bank,
financial institution or government entity, such as the Federal
Deposit Insurance Corporation

• are not guaranteed to achieve their stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement U.S. Equity Value Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations generally in the range of companies included in the Russell 1000® Value Index (ranging from approximately
$863 million to $410.7 billion as of February 28, 2007) at the time of initial purchase by the Portfolio that the Investment
Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 55 to 100 securities.

Under normal circumstances, the Portfolio invests at least 80%
of its assets in equity securities of U.S. companies. The
Portfolio may invest up to 10% of its total assets in non-U.S.
equity securities that trade in U.S. markets.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the
Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s
investments consisted of a larger number of securities.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the
Portfolio by showing changes in performance from year to year.
Comparison of Portfolio performance to an appropriate index
indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance.

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.75%	.75%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses*	.20%	.20%
Total Annual Portfolio
Operating Expenses	1.20%	.95%

*      “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S.
Equity Value Portfolio	1 Year	3 Years
Service Shares	$122	$381
Investor Shares	$ 97	$303

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement U.S. Strategic Equity Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow
or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions
and the Portfolio also may invest in mid cap and small cap
companies. Ordinarily the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500 Index, which, as of December 31, 2006, was $1.4
billion to $446.9 billion.

Under normal circumstances, the Portfolio invests at least 80%
of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in non-U.S. equity
securities. The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers
(generally 55 to 75).

The Portfolio may engage, to a limited extent, in various
investment techniques, such as lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Some of the Portfolio’s investments will rise and fall based only on investor perception. Mid cap and small cap companies may carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more
established, companies.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the Portfolio's net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments
consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to
currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Strategic Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As of May 1, 2007, the Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted the Portfolio’s current investment strategy. Prior to May 1, 2007, the Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:	6/30/03	12.75%
Worst quarter:	9/30/02	(16.43)%

Average Annual Total Returns
(for the periods ended December 31, 2006)

Retirement U.S.
Strategic Equity	Inception	Past	Past	Since
Portfolio	Date	Year	5 Years	Inception
Service Shares	3/18/98	17.48%	7.12%	5.21%
S&P 500 Index		15.79%	6.19%	4.72%

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.75%	.75%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses	3.45%	3.45%*
Total Annual Portfolio
Operating Expenses	4.45%	4.20%
Fee Waiver and Expense
Reimbursement**	3.20%	3.20%
Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2007, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement
U.S. Strategic
Equity Portfolio	1 Year	3 Years	5 Years	10 Years
Service Shares	$127	$1,056	$1,995	$4,387
Investor Shares	$102	$ 983	$1,877	$4,178

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement Small Cap Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the
Investment Manager believes are undervalued based on their
earnings, cash flow or asset values. The Investment Manager
considers “small cap companies” to be those companies that,
at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the
Russell 2000® Index (ranging from approximately $74 million
to $3.7 billion as of February 28, 2007). Because small cap
companies are defined by reference to an index, the market
capitalizations of companies in which the Portfolio may invest may vary with market conditions.

Under normal circumstances, the Portfolio invests at least 80%
of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

• the potential to become a larger factor in the company’s
business sector

• significant debt but high levels of free cash flow

• a relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity
securities of larger U.S. companies.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry
additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the
Portfolio’s investments will rise and fall based only on investor perception.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Small Cap Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:	6/30/99	21.25%
Worst quarter:	9/30/02	(19.28)%

Average Annual Total Returns
(for the periods ended December 31, 2006)

Retirement Small	Inception	Past	Past	Since
Cap Portfolio	Date	Year	5 Years	Inception
Service Shares	11/4/97	16.07%	9.39%	9.29%
Russell 2000 Index		18.37%	11.39%	7.86%

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.75%	.75%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses	.18%	.18%*
Total Annual Portfolio
Operating Expenses	1.18%	.93%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement
Small Cap Portfolio	1 Year	3 Years	5 Years	10 Years
Service Shares	$120	$375	$649	$1,432
Investor Shares	$ 95	$296	$515	$1,143

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement U.S. Small Cap Equity Growth Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of small cap U.S. companies that the Investment
Manager identifies using a relative growth strategy. The
Investment Manager considers “small cap companies” for the
Portfolio to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations generally in the range of companies included in the Russell 2000® Growth
Index (ranging from approximately $74 million to $3.7 billion as of February 28, 2007). Because small cap companies are
defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with
market conditions. The Investment Manager uses a relative
valuation strategy to determine the appropriate price to purchase or sell securities.

Under normal circumstances, the Portfolio invests at least 80%
of its assets in equity securities of small cap U.S. companies.
The Fund emphasizes smaller companies positioned in new or
emerging industries where the Investment Manager believes
there is opportunity for significant growth. These companies may include relatively new or unseasoned companies in their
early stage of development. In many instances, a company may be in an industry segment that is small but could become much larger as it matures, so that not only does the company have potential for growth but the market opportunity may be
expanding as well.

The Portfolio may invest up to 20% of its assets in equity
securities of larger U.S. companies. The Portfolio also may
invest up to 15% of its assets in non-U.S. equity securities, including American and Global Depositary Receipts.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry
additional risks because their earnings tend to be less
predictable, their share prices more volatile and their securities less liquid than larger, more established companies. In addition, small companies may lack the management experience,
financial resources, product diversification and competitive strength of larger companies. Growth companies often have
relatively higher price-to-earnings, price-to-book and price-to-
sales ratios and may be more volatile than value stocks.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The tendency of shares of smaller companies to trade less
frequently than those of larger companies can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it
appropriate.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the
Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s
investments consisted of a larger number of securities. The
Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the
Portfolio by showing changes in performance from year to year.
Comparison of Portfolio performance to an appropriate index
indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance.

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	1.00%	1.00%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses*	.25%	.25%
Total Annual Portfolio
Operating Expenses	1.50%	1.25%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement.

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees and charges were included, expenses would be higher than those shown.

Lazard Retirement U.S. Small Cap Equity	1	3
Growth Portfolio	Year	Years
Service Shares	$153	$474
Investor Shares	$127	$397

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement International Equity Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with
market capitalizations in the range of companies included in the
Morgan Stanley Capital International (MSCI®) Europe, Australasia
and Far East (EAFE®) Index (ranging from approximately
$235 million to $219.4 billion as of December 31, 2006) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed
countries. The allocation of the Portfolio’s assets among
geographic sectors may shift from time to time based on the
Investment Manager’s judgment. Under normal circumstances, the
Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the
Portfolio’s assets to emerging market countries may vary from time to time.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s
performance will be influenced by political, social and economic factors affecting companies in emerging market countries.
Emerging market countries can generally have economic
structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these
transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the
Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:	6/30/03	15.42%
Worst quarter:	9/30/02	(17.43)%

Average Annual Total Returns
(for the periods ended December 31, 2006)

Retirement
International	Inception	Past	Past	Since
Equity Portfolio	Date	Year	5 Years	Inception
Service Shares	9/1/98	22.53%	12.34%	6.38%
MSCI EAFE Index		26.34%	14.98%	8.75%

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.75%	.75%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses	.19%	.19%*
Total Annual Portfolio
Operating Expenses	1.19%	.94%

*     “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement
International
Equity Portfolio	1 Year	3 Years	5 Years	10 Years
Service Shares	$121	$378	$654	$1,443
Investor Shares	$ 96	$300	$520	$1,155

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement International Equity Select Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally
American and Global Depositary Receipts (ADRs and GDRs,
respectively) and common stocks, of relatively large non-U.S.
companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (MSCI)
Europe, Australasia and Far East (EAFE) Index (ranging from
approximately $235 million to $219.4 billion as of December
31, 2006) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Investment Manager currently intends to hold securities
of between 30 and 55 different issuers on a long-term basis.
This strategy could result in lower brokerage costs to the
Portfolio. Although the Investment Manager does not
anticipate frequent trading in the Portfolio’s securities, the
Investment Manager will sell portfolio positions when it
considers such action appropriate.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed
countries. The allocation of the Portfolio’s assets among
geographic sectors may shift from time to time based on the
Investment Manager’s judgment. Under normal circumstances,
the Portfolio invests at least 80% of its assets in equity
securities.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the
Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s
investments consisted of a larger number of securities.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these
transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the
Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the
Portfolio by showing changes in performance from year to year.
Comparison of Portfolio performance to an appropriate index
indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance.

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.85%	.85%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses*	.25%	.25%
Total Annual Portfolio
Operating Expenses	1.35%	1.10%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International
Equity Select Portfolio	1 Year	3 Years
Service Shares	$137	$428
Investor Shares	$112	$350

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement International Strategic Equity Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal
activities are located in countries represented by the Morgan
Stanley Capital International (MSCI) Europe, Australasia and
Far East (EAFE) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.
The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the
Portfolio’s assets to emerging market countries may vary from time to time. The Portfolio may invest in companies of any size, the market capitalizations of companies in which the Portfolio invests may vary with market conditions.

Under normal circumstances, the Portfolio invests at least 80%
of its assets in equity securities. The Investment Manager
currently intends to hold securities of between 25 to 45 different issuers. The allocation of the Portfolio’s assets among
geographic sectors may shift from time to time based on the
Investment Manager’s judgment.

As of December 2006, the countries represented by the MSCI
EAFE Index included: Australia, Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland and the United
Kingdom.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as foreign currency transactions lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards,

and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s
performance will be influenced by political, social and
economic factors affecting companies in emerging market
countries. Emerging market countries can generally have
economic structures that are less diverse and mature, and
political systems that are less stable, than those of developed countries.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the
Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s
investments consisted of a larger number of securities.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these
transactions to seek to increase returns. However, there is the risk that these transactions may reduce returns or increase
volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly
sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the
Portfolio by showing changes in performance from year to year.
Comparison of Portfolio performance to an appropriate index
indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance.

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.75%	.75%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses*	.40%	.40%
Total Annual Portfolio
Operating Expenses	1.40%	1.15%
Fee Waiver and Expense
Reimbursement**	.15%	.15%
Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2007, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International
Strategic Equity Portfolio	1 Year	3 Years
Service Shares	$127	$428
Investor Shares	$102	$350

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement International Small Cap Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies that the
Investment Manager believes are undervalued based on their
earnings, cash flow or asset values. The Investment Manager
considers “small non-U.S. companies” to be those non-U.S.
companies with market capitalizations, at the time of initial purchase by the Portfolio, below $5 billion or in the range of the smallest 10% of companies included in the Morgan Stanley
Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index (based on market capitalization of the Index as a whole, which ranged from approximately $235 million to
$219.4 billion as of December 31, 2006).

In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well-managed non-U.S. companies that have the potential to grow. The percentage of the Portfolio’s assets invested in particular geographic sectors may shift from time to time based on the Investment Manager’s judgment. Under
normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These
securities generally have one or more of the following
characteristics:

• the potential to become a larger factor in the company’s
business sector

• significant debt but high levels of free cash flow

• a relatively short corporate history with the expectation that the business may grow

The Investment Manager currently intends to focus the
Portfolio’s investments in economically developed countries
such as the United Kingdom and Canada and countries in
Continental Europe and the Pacific Basin.

The Portfolio may invest up to 20% of its assets in equity
securities of larger companies.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse
effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it
appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these
transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the
Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the
Portfolio by showing changes in performance from year to year.
Comparison of Portfolio performance to an appropriate index
indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance.

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	.75%	.75%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses*	.25%	.25%
Total Annual Portfolio
Operating Expenses	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International
Small Cap Portfolio	1 Year	3 Years
Service Shares	$127	$397
Investor Shares	$102	$318

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement Emerging Markets Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies	The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal
activities are located in emerging market countries and that the
Investment Manager believes are undervalued based on their
earnings, cash flow or asset values.

Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging
Markets (EM) Index, which currently includes: Argentina,
Brazil, Chile, China, Colombia, Czech Republic, Egypt,
Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia,
Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia,
South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market
countries may shift from time to time based on the Investment
Manager’s judgment and its analysis of market conditions.
However, the Portfolio is likely to focus on companies in Latin
America, the Pacific Basin and Eastern Europe.

The Portfolio may engage, to a limited extent, in various
investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-
term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s
performance will be influenced by political, social and economic factors affecting companies in emerging market countries.
Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these
transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the
Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends
securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower
defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares and Investor Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:	12/31/99	29.16%
Worst quarter:	9/30/98	(22.58)%

Average Annual Total Returns
(for the periods ended December 31, 2006)

Retirement
Emerging	Inception	Past	Past	Since
Markets Portfolio	Date	Year	5 Years	Inception
Service Shares	11/4/97	29.95%	29.19%	11.67%
Investor Shares	5/1/06	N/A	N/A	10.64%
MSCI EM Index		32.17%	26.59%	10.80%
				(Service)
				8.17%
				(Investor)

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Annual Portfolio	Service	Investor
Operating Expenses	Shares	Shares
Management Fees	1.00%	1.00%
Distribution and
Service (12b-1) Fees	.25%	None
Other Expenses	.44%	.54%
Total Annual Portfolio
Operating Expenses	1.69%	1.54%
Fee Waiver and Expense
Reimbursement*	.09%	.19%
Net Expenses*	1.60%	1.35%

*

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2007, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% and 1.35% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 initial investment

  5% annual return each year

  redemption at the end of each period

  no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement
Emerging Markets
Portfolio	1 Year	3 Years	5 Years	10 Years
Service Shares	$163	$524	$909	$1,990
Investor Shares	$137	$468	$821	$1,818

FUND MANAGEMENT

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $97.7 billion as of December 31, 2006. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2006, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager a management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets.

		Effective Annual Rate of
	Investment Management	Investment Management
Name of Portfolio	Fee Payable	Fee Paid

Retirement U.S. Equity Value Portfolio	.75%	N/A†
Retirement U.S. Strategic Equity Portfolio	.75%	0%
Retirement Small Cap Portfolio	.75%	.75%
Retirement U.S. Small Cap Equity Growth Portfolio	1.00%	N/A†
Retirement International Equity Portfolio	.75%	.75%
Retirement International Equity Select Portfolio	.85%	N/A†
Retirement International Strategic Equity Portfolio	.75%	N/A†
Retirement International Small Cap Portfolio	.75%	N/A†
Retirement Emerging Markets Portfolio	1.00%	.90%

†     The Portfolio had not commenced investment operations on December 31, 2006.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolios that had commenced investment operations as of December 31, 2006, and the Investment Manager, is available in the Fund’s annual report to shareholders for the year ended December 31, 2006.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Certain portfolio management teams are comprised of members who serve as both portfolio managers and as research analysts, owing to the highly specialized nature of the research required to support certain Portfolios (e.g., Small Cap, Emerging Markets). Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

Retirement U.S. Equity Value Portfolio—J. Richard Tutino, Andrew D. Lacey*# and Nicholas Sordoni

Retirement U.S. Strategic Equity—Christopher H. Blake, Gary Buesser, Robert A. Failla, Andrew D. Lacey*# and J. Richard Tutino

Retirement Small Cap Portfolio—Patrick M. Mullin (since January 2001), Daniel Breslin and Charles Weissman (since May 2007) and Andrew D. Lacey* (since May 2003)

Retirement U.S. Small Cap Equity Growth Portfolio—James P. Tatera, I.P. “Kip” Knelman and Andrew D. Lacey*

Retirement International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett, Gabrielle M. Boyle and Michael Powers (each since May 2003) and John R. Reinsberg†#

Retirement International Equity Select Portfolio—Gabrielle M. Boyle, Michael A. Bennett, Michael G. Fry, Michael Powers and John R. Reinsberg†#

Retirement International Strategic Equity Portfolio—Mark Little, Brian Pessin and John R. Reinsberg†#

Retirement International Small Cap Portfolio—Brian Pessin, Edward Rosenfeld and John R. Reinsberg†

Retirement Emerging Markets Portfolio—James M. Donald (since November 2001), Rohit Chopra (since May 2007), Erik McKee (since May 2003), Kevin O’Hare (since May 2007) and John R. Reinsberg†

*	As Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio.

†	As Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio.

#	In addition to his oversight responsibility, Mr. Lacey or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

Unless otherwise indicated, each portfolio manager has served in that capacity since the relevant Portfolio’s inception.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett. Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager on the International Equity and International Equity Select teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Certified Public Accountant.

Christopher H. Blake. Christopher Blake, a Managing Director of the Investment Manager, is a portfolio manager and analyst for the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the U.S. Small Cap Equity and U.S. Mid Cap Equity teams.

Gabrielle M. Boyle. Gabrielle M. Boyle, a Senior Managing Director of the Investment Manager, is a portfolio manager on the Global Equity Select, International Equity, International Equity Select and European Equity teams. Prior to joining the Investment Manager, she worked with Royal Insurance Asset Management. Ms. Boyle has been working in the investment field since 1990 and is a member of the Institute of Investment Management and Research.

Daniel Breslin. Daniel Breslin, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Small Cap Equity and U.S. Small-Mid Cap Equity portfolio teams. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Daniel was with Guardian Life and New York Life. He has an MBA from Pace University and a BA from Rutgers University.

Gary Buesser. Gary Buesser, a Director of the Investment Manager, is a portfolio manager/analyst for the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Prior to joining the Investment Manager in 2000, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers and Kidder Peabody. Mr. Buesser began working in the investment field in 1983, and is a member of the New York Society of Security Analysts and a Chartered Financial Analyst (“CFA”) Charterholder.

Rohit Chopra. Rohit Chopra, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

James M. Donald. James Donald, a Managing Director of the Investment Manager, is a portfolio manager on the Emerging Markets Equity team. Prior to joining the Investment Manager in 1996, Mr. Donald worked at Mercury Asset Management where he served on the international equity team from 1985 to 1992 and on the emerging markets team from 1992 to 1996. Mr. Donald is a CFA Charterholder.

Robert A. Failla. Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/ analyst on the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Prior to joining the Investment Manager in 2003, he was associated with AllianceBernstein, where he worked as a portfolio manager on the large-cap and all-cap teams. He began working in the investment field in 1993 and is a CFA Charterholder.

Michael G. Fry. Mr. Fry, a Managing Director of the Investment Manager, is a portfolio manager on the Global Equity, Global Equity Select, International Equity and International Equity Select teams.

Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

I.P. “Kip” Knelman. Mr. Knelman, a Director of the Investment Manager, is a portfolio manager on the U.S. Equity Growth and U.S. Small Cap Equity Growth teams. Mr. Knelman joined the Investment Manager in February 2005 when the Investment Manager acquired substantially all of the assets of Knelman Asset Management Group, LLC (“Knelman”). Prior to joining the Investment Manager, Mr. Knelman was Senior Managing Partner of Knelman. From 1979 to 1998, he held various positions at Investment Advisers, Inc, including President and Chief Executive Officer. Mr. Knelman has also served as a board member of Lloyd’s Bank/TSB Asset Management Group and began his career in the investment field with Kidder, Peabody and Company.

Andrew D. Lacey. Mr. Lacey, a Deputy Chairman of the Investment Manager, is responsible for U.S. and Global strategies. He also is a member of the U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value and Global Equity Select teams. He joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Mark Little. Mark Little, a Director of the Investment Manager, is a portfolio manager on the International Strategic Equity and European Equity teams. Prior to joining the Investment Manager in 1997, Mr. Little was affiliated with the Coopers & Lybrand corporate finance practice. He began working in the investment field in 1992.

Patrick M. Mullin. Patrick M. Mullin, a Director of the Investment Manager, is a portfolio manager for the U.S. Small Cap Equity team. Prior to joining the Investment Manager in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Mullin began working in the investment field in 1992 and is a CFA Charterholder.

Brian Pessin. Mr. Pessin, a Managing Director of the Investment Manager is a portfolio manager on the Global, International and European Small Cap Equity teams. Prior to joining the Investment Manager in 1999, Mr. Pessin was associated with Dawson, Samberg Capital Management, Gabelli & Company and Auerbach, Grayson & Co. He has been working in the investment field since 1994 and is a CFA Charterholder.

Michael Powers. Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager for the International Equity Select and European Equity Select teams. He began working in the investment field in 1990 when he joined the Investment Manager. Previously, Mr. Powers was a Vice President for Chemco Technologies.

John R. Reinsberg. Mr. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for International and Global strategies. He is also a member of the International Equity, International Equity Select and International Strategic Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Edward Rosenfeld. Edward Rosenfeld, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Global, International and European Small Cap Equity teams. He began working in the investment industry in 1996. Prior to joining the Investment Manager in 2001, Edward was an analyst with J.P. Morgan. He has an MBA from the University of Chicago and a BA from Columbia College.

Nicholas Sordoni. Nicholas Sordoni, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Equity Value team. Prior to joining the Investment Manager in 2002, he was an Equity Research Associate at Credit Suisse First Boston covering the health care industry. He began working in the investment field in 1997. Nick has his MBA (Honors) with dual majors in Finance and Health Care Management from Wharton Business School at the University of Pennsylvania, where he was a Mayer Scholar. He received a BS in Biological Sciences from Stanford University. He is a CFA Charterholder.

James P. Tatera. James P. Tatera, a Senior Vice President of the Investment Manager, is a portfolio manager on the U.S. Small Cap Equity Growth and U.S. Equity Growth teams. Mr. Tatera joined the Investment Manager in February 2005 when the Investment Manager acquired substantially all of the assets of Knelman. Prior to joining the Investment Manager, Mr. Tatera was a Managing Partner and Chief Investment Officer of Knelman. Prior to joining Knelman, Mr. Tatera was Senior Vice President and Chief Equity Officer of Advantus Capital Management. He is a CFA Charterholder.

J. Richard Tutino. Mr. Tutino, a Managing Director of the Investment Manager, is a portfolio manager on the U.S. Equity Value, U.S. Equity Select and U.S. Equity Strategic teams. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a CFA Charterholder.

Charles Weissman. Charles Weissman, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Small Cap Equity, U.S. Small-Mid Cap Equity and Global Small Cap Equity portfolio teams. He began working in the investment field in 1996. Prior to joining the Investment Manager in 2001, Charles was with Bear Stearns. He has a BA from New York University. Mr. Weissman is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolios is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as each Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolios’ investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

ACCOUNT POLICIES

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under “Account Policies—Market Timing/Excessive Trading” apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund’s ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners’ trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under “Account Policies—Market Timing/Excessive Trading.” The Fund anticipates that beginning October 16, 2007, pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will generally have access to information about policy owners’ trading activity within separate accounts so that the Fund will be able to more efficiently monitor market timing, excessive trading and other abusive trading practices.

Calculation of Net Asset Value

The Fund will determine the NAV of each Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends are normally declared and paid annually for each Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Portfolio’s Service Shares’ financial performance for the periods shown, and certain information reflects financial results for a single Portfolio Service Share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders (prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio was named “Lazard Retirement Equity Portfolio”). You may have the annual report and most recent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return. Because Investor Shares are new for each Portfolio, financial highlights information is not available for that Class as of the date of this Prospectus.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Net asset value,
beginning of year	$11.02	$10.74	$9.67	$7.85	$9.38
Income (loss) from investment
operations:
Net investment income	0.09	0.08	0.08	0.06	0.06
Net realized and unrealized
gain (loss)	1.83	0.28	1.05	1.82	(1.58)
Total from investment
operations	1.92	0.36	1.13	1.88	(1.52)
Less distributions from:
Net investment income	(0.08)	(0.08)	(0.06)	(0.06)	(0.01)
Total distributions	(0.08)	(0.08)	(0.06)	(0.06)	(0.01)
Net asset value, end of year	$12.86	$11.02	$10.74	$9.67	$7.85
Total Return (a)	17.48%	3.38%	11.79%	24.01%	(16.25)%
Ratios and Supplemental Data:
Net assets, end of year
(in thousands)	$5,078	$4,311	$4,883	$4,591	$3,750
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses	4.45%	3.57%	3.58%	3.89%	3.74%
Net investment income	0.68%	0.59%	0.75%	0.73%	0.58%
Portfolio turnover rate	102%	75%	59%	56%	94%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended
	12/31/06	12/31/05	12/31/04		12/31/03		12/31/02

Net asset value, beginning
of year	$16.31	$16.90	$14.71		$10.72		$13.08

Income (loss) from investment
operations:

Net investment income (loss)	(0.06)	(0.04)	—	(b)	—	(b)	0.01

Net realized and unrealized
gain (loss)	2.49	0.69	2.19		3.99		(2.32)

Total from investment
operations	2.43	0.65	2.19		3.99		(2.31)

Less distributions from:

Net investment income		—	—		—		—

Net realized gains	(1.43)	(1.24)	—		—		(0.05)

Total distributions	(1.43)	(1.24)	—		—		(0.05)

Net asset value, end of year	$17.31	$16.31	$16.90		$14.71		$10.72

Total Return (a)	16.07%	3.99%	14.89%		37.22%		(17.68)%

Ratios and Supplemental Data:

Net assets, end of year
(in thousands)	$82,514	$136,970	$110,982		$76,636		$47,453

Ratios to average net assets:

Net expenses	1.18%	1.22%	1.25%		1.25%		1.25%

Gross expenses	1.18%	1.22%	1.28%		1.37%		1.42%

Net investment income (loss)	(0.22)%	(0.26)%	(0.35)%		0.03%		(0.17)%

Portfolio turnover rate	87%	93%	98%		78%		108%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Net asset value, beginning
of year	$12.83	$11.88	$10.39	$8.11	$9.09

Income (loss) from investment
operations:

Net investment income	0.21	0.15	0.09	0.04	0.05

Net realized and unrealized
gain (loss)	2.61	1.08	1.46	2.27	(1.02)

Total from investment
operations	2.82	1.23	1.55	2.31	(0.97)

Less distributions from:

Net investment income	(0.15)	(0.11)	(0.06)	(0.03)	(0.01)

Net realized gains	(0.61)	(0.17)	—	—	—

Total distributions	(0.76)	(0.28)	(0.06)	(0.03)	(0.01)

Net asset value, end of year	$14.89	$12.83	$11.88	$10.39	$8.11

Total Return (a)	22.53%	10.65%	14.98%	28.52%	(10.71)%

Ratios and Supplemental Data:

Net assets, end of year
(in thousands)	$308,693	$266,437	$206,625	$130,443	$48,913

Ratios to average net assets:

Net expenses	1.19%	1.21%	1.25%	1.25%	1.25%

Gross expenses	1.19%	1.21%	1.29%	1.40%	1.65%

Net investment income	1.51%	1.45%	1.05%	1.25%	0.98%

Portfolio turnover rate	75%	54%	53%	38%	49%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year:

Service Shares	Year Ended
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Net asset value, beginning
of year	$18.81	$13.91	$10.73	$7.02	$7.17

Income (loss) from investment
operations:

Net investment income (a)	0.27	0.13	0.05	0.10	0.05

Net realized and unrealized
gain (loss)	5.08	5.41	3.21	3.61	(0.16)

Total from investment
operations	5.35	5.54	3.26	3.71	(0.11)

Less distributions from:

Net investment income	(0.10)	(0.05)	(0.08)	—(c)	(0.04)

Net realized gains	(1.37)	(0.59)	—	—	—

Total distributions	(1.47)	(0.64)	(0.08)	—	(0.04)

Net asset value, end of year	$22.69	$18.81	$13.91	$10.73	$7.02

Total Return (b)	29.95%	40.78%	30.59%	52.94%	(1.50)%

Ratios and Supplemental Data:

Net assets, end of year
(in thousands)	$129,306	$82,812	$31,710	$15,937	$7,965

Ratios to average net assets:

Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%

Gross expenses	1.69%	1.95%	2.36%	2.96%	3.92%

Net investment income	1.30%	1.39%	1.13%	1.69%	0.95%

Portfolio turnover rate	48%	51%	43%	41%	53%

(a)	Net investment income has been computed using the average shares method for year 2006.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(c)	Amount is less than $0.01 per share.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO (Concluded)

Selected data for a share of capital stock outstanding throughout the period:

Investor Shares	For the Period
5/1/06* to
12/31/06

Net asset value, beginning of period	$22.13

Income from investment operations:

Net investment income (a)	0.19

Net realized and unrealized gain	1.88

Total from investment operations	2.07

Less distributions from:

Net investment income	(0.12)

Net realized gains	(1.37)

Total distributions	(1.49)

Net asset value, end of period	$22.71

Total Return (b)	10.64%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$42,009

Ratios to average net assets:

Net expenses (c)	1.35%

Gross expenses (c)	1.54%

Net investment income (c)	1.38%

Portfolio turnover rate	48%

*	The inception date for Investor Shares was May 1, 2006.

(a)	Net investment income has been computed using the average shares method for year 2006.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Period of less than one year is not annualized.

(c)	Annualized for period of less than one year.

OTHER PERFORMANCE OF THE INVESTMENT MANAGER

Lazard U.S. Equity Value Composite

This is not the Portfolio’s Performance

Lazard Retirement U.S. Equity Value Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Equity Value Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Equity Value Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,

	2002	2003	2004	2005	2006

U.S. Equity Value Composite	(13.3)%	25.5%	16.4%	4.4%	22.3%

Russell 1000® Value Index*	(15.5)%	30.0%	16.5%	7.1%	22.2%

Average Annual Total Returns
(for the periods ended December 31, 2006)

	Inception				Since
	Date	One Year	Three Years	Five Years	Inception

U.S. Equity Value Composite	10/1/01	22.3%	14.1%	10.1%	11.4%

Russell 1000® Value Index*	N/A	22.2%	15.1%	10.9%	11.8%

______
*

The Russell 1000® Value Index is an unmanaged index which measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies by capitalization) with lower price-to-book ratios and lower forecasted growth values.

Certain Other Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected the performance of the U.S. Equity Value Composite. The performance results of the U.S. Equity Value Composite reflect actual fees charged to the Other Accounts. However, Other Accounts typically only bear advisory fees, while the Portfolio, in addition to an advisory fee, also bears fees to other service providers and operational expenses and fees or charges imposed by the Participating Insurance Companies under their Polices, and its Service Shares bear distribution and servicing fees. The U.S. Equity Value Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the U.S. Equity Value Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the Securities and Exchange Commission (the “SEC”) for calculating performance of mutual funds.

OTHER PERFORMANCE OF THE INVESTMENT MANAGER (continued)

Lazard U.S. Strategic Equity Composite

This is not the Portfolio’s Performance

Prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index. The Portfolio's current investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio's benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio's future performance.

Annual Total Returns for the Year Ended December 31,

	1999	2000	2001	2002	2003	2004	2005	2006

U.S. Strategic Equity
Composite	35.1%	(9.0)%	(3.1)%	(17.2)%	29.4%	19.8%	6.3%	18.1%

S&P 500® Index*	21.0%	(9.1)%	(11.9)%	(22.1)%	28.7%	10.9%	4.9%	15.8%

     Average Annual Total Returns
(for the periods ended December 31, 2006)

	Inception				Since
	Date	One Year	Three Years	Five Years	Inception

U.S. Strategic Equity Composite	3/1/98	18.1%	14.6%	10.0%	9.0%

S&P 500® Index*	N/A	15.8%	10.4%	6.2%	5.1%

_____
*

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of theses stocks, which represent all major industries.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Code, which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts. However, Other Accounts typically only bear advisory fees, while the Portfolio, in addition to an advisory fee, also bears fees to other service providers and operational expenses and fees or charges imposed by the Participating Insurance Companies under their Polices, and its Service Shares bear distribution and servicing fees. The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

OTHER PERFORMANCE OF THE INVESTMENT MANAGER (continued)

Lazard U.S. Small Cap Equity Growth Composite

This is not the Portfolio’s Performance

Lazard Retirement U.S. Small Cap Equity Growth Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Small Cap Equity Growth Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Small Cap Equity Growth Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,

	2003	2004	2005	2006

U.S. Small Cap Equity Growth Composite	50.4%	10.9%	9.0%	10.1%

Russell 2000® Growth Index*	48.5%	14.3%	4.2%	13.3%

Average Annual Total Returns
(for the periods ended December 31, 2006)

	Inception			Since
	Date	One Year	Three Years	Inception

U.S. Small Cap Equity Growth Composite	1/1/03	10.1%	10.0%	19.0%

Russell 2000® Growth Index*	N/A	13.3%	10.5%	19.0%

_______
*

The Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies (the 2,000 smallest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies by capitalization) with higher price-to-book ratios and higher forecasted growth values.

Certain Other Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the U.S. Small Cap Equity Growth Composite. The performance results of the U.S. Small Cap Equity Growth Composite reflect actual fees charged to the Other Accounts. However, Other Accounts typically only bear advisory fees, while the Portfolio, in addition to an advisory fee, also bears fees to other service providers and operational expenses and fees or charges imposed by the Participating Insurance Companies under their Polices, and its Service Shares bear distribution and servicing fees. The U.S. Small Cap Equity Growth Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the U.S. Small Cap Equity Growth Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

OTHER PERFORMANCE OF THE INVESTMENT MANAGER (continued)

Lazard International Equity Select Composite

This is not the Portfolio’s Performance

Lazard Retirement International Equity Select Portfolio has not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “International Equity Select Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The International Equity Select Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

International Equity Select
Composite	18.9%	23.8%	20.2%	3.2%	(19.2)%	(11.2)%	31.0%	16.5%	9.1%	23.1%

MSCI EAFE Index*	1.8%	20.0%	27.0%	(14.2)%	(21.4)%	(15.9)%	38.6%	20.2%	13.5%	26.3%

Average Annual Total Returns
(for the periods ended December 31, 2006)

	Inception Date	One Year	Five Years	Ten Years	Since Inception

International Equity Select Composite	1/1/94	23.1%	12.7%	10.4%	9.4%

MSCI EAFE Index*	N/A	26.3%	15.0%	7.7%	7.9%
________
*

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

Certain Other Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Code, which, if applicable, may have adversely affected the performance of the International Equity Select Composite. The performance results of the International Equity Select Composite reflect actual fees charged to the Other Accounts. However, Other Accounts typically only bear advisory fees, while the Portfolio, in addition to an advisory fee, also bears fees to other service providers and operational expenses and fees or charges imposed by the Participating Insurance Companies under their Polices, and its Service Shares bear distribution and servicing fees. The International Equity Select Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the International Equity Select Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the SEC for calculating performance of mutual funds.

OTHER PERFORMANCE OF THE INVESTMENT MANAGER (concluded)

Lazard International Strategic Equity Composite

This is not the Portfolio’s Performance

Lazard Retirement International Strategic Equity Portfolio has not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “International Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The International Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,

	2002	2003	2004	2005	2006

International Strategic Equity Composite	(6.7)%	35.7%	25.8%	18.6%	26.1%

MSCI EAFE Index*	(15.9)%	38.6%	20.2%	13.5%	26.3%

Average Annual Total Returns
(for the periods ended December 31, 2006)

	Inception				Since
	Date	One Year	Three Years	Five Years	Inception

International Strategic Equity Composite	10/1/01	26.1%	23.4%	18.9%	19.7%

MSCI EAFE Index*	N/A	26.3%	19.9%	15.0%	15.7%
_______
*

MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance within Europe, Australia and the Far East (excluding the U.S. and Canada).

Certain Other Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Code which, if applicable, may have adversely affected the performance of the International Strategic Equity Composite. The performance results of the International Strategic Equity Composite reflect actual fees charged to the Other Accounts. However, Other Accounts typically only bear advisory fees, while the Portfolio, in addition to an advisory fee, also bears fees to other service providers and operational expenses and fees or charges imposed by the Participating Insurance Companies under their Polices, and its Service Shares bear distribution and servicing fees. The International Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the International Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

For more information about the Portfolios, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):
The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:
Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

  After paying a duplicating fee, by writing the Public Reference Branch of the Commission, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

  Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager	Transfer Agent and
Lazard Asset Management LLC	Dividend Disbursing Agent
30 Rockefeller Plaza	Boston Financial Data Services, Inc.
New York, New York 10112-6300	P.O. Box 8514
Telephone: (800) 887-4929	Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455
Distributor
Lazard Asset Management Securities LLC	Independent Registered Public
30 Rockefeller Plaza	Accounting Firm
New York, New York 10112-6300	Anchin, Block & Anchin LLP
1375 Broadway
Custodian	New York, New York 10018
State Street Bank and Trust Company	http://www.anchin.com
One Lincoln Street
Boston, Massachusetts 02111	Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

© 2007 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112-6300
(800) 887-4929

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2007

          Lazard Retirement Series, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses of the Fund, dated May 1, 2007, as each may be revised from time to time, relating to the following nine portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):

Lazard Retirement U.S. Equity Value Portfolio	Lazard Retirement International Equity Select Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Retirement International Strategic Equity Portfolio
Lazard Retirement Small Cap Portfolio	Lazard Retirement International Small Cap Portfolio
Lazard Retirement U.S. Small Cap Equity Growth Portfolio	Lazard Retirement Emerging Markets Portfolio
Lazard Retirement International Equity Portfolio

          As of May 1, 2007, Lazard Retirement Equity Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted that Portfolio’s current investment strategy.

          Shares of Lazard Retirement U.S. Equity Value, Lazard Retirement U.S. Small Cap Equity Growth, Lazard Retirement International Equity Select, Lazard Retirement International Strategic Equity and Lazard Retirement International Small Cap Portfolios are not currently being offered.

          Each Portfolio currently offers two classes of shares—Service Shares and Investor Shares. Service Shares and Investor Shares are identical, except as to the services offered to and expenses borne by each Class.

          Shares of the Portfolios are currently offered only through variable annuity contracts and variable life insurance policies (together, "Policies") offered by the separate accounts of certain insurance companies ("Participating Insurance Companies"). Not all Portfolios or share classes may be available through a particular Policy. Shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board of Directors will monitor each Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, or to obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number above.

          The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

(ii)

DESCRIPTION OF THE FUND AND PORTFOLIOS

          The Fund is a Maryland corporation organized on February 13, 1997. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, the Portfolio will not invest more than 5% of its total assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

          Lazard Asset Management LLC serves as the investment manager (the "Investment Manager") to each of the Portfolios. Lazard Asset Management Securities LLC (the "Distributor") is the distributor of each Portfolio's shares.

Certain Portfolio Securities

          The following information supplements and should be read in conjunction with the Fund's Prospectuses.

          Depositary Receipts. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          Foreign Government Obligations; Securities of Supranational Entities. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          Foreign Securities. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in non-U.S. securities as described in the Portfolio's Prospectus.

          Fixed-Income Securities. (All Portfolios) U.S. Equity Value, U.S. Strategic Equity and U.S. Small Cap Equity Growth Portfolios each may invest up to 20% of its assets in U.S. Government securities and investment grade debt obligations of U.S. corporations; Small Cap and International Small Cap Portfolios may each invest up to 20% of its assets in investment grade debt securities; and International Equity, International Equity Select and International Strategic Equity Portfolios may each invest up to 20% of its assets in investment grade fixed-income securities and short-term money market instruments.

          Convertible Securities. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          Warrants. (All Portfolios) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

          Participation Interests. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest.

          Each Portfolio may invest in corporate obligations denominated in U.S. or (except Small Cap Portfolio) foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each

2

Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants."

          Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. The Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          Variable and Floating Rate Securities. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate.

          Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

          Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

          Real Estate Investment Trusts. (U.S. Strategic Equity, Small Cap and U.S. Small Cap Equity Growth Portfolios) Each of these Portfolios may invest in Real Estate Investment Trusts ("REITs"). A

3

REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

          Investment Companies. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

          Exchange-Traded Funds. (All Portfolios) Each Portfolio may invest up to 5% of its assets in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

          The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline,

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thereby adversely affecting the value of ETFs invested in by each Porfolio. Moreover, each Portfolio's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

          Illiquid Securities. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale (such as private placements and certain restricted securities), repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, a Portfolio is subject to the risk that should the Portfolio desire to sell them when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

          Money Market Instruments; Temporary Defensive Positions. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper and other short-term obligations ("Money Market Instruments"). For Emerging Markets Portfolio, when the Investment Manager believes it is warranted for defensive purposes, the Portfolio may invest without limitation in high quality fixed-income securities or equity securities of U.S. companies. Each Portfolio also may purchase Money Market Instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

          The following information supplements and should be read in conjunction with the Fund's Prospectuses.

          Borrowing Money. (All Portfolios) Each Portfolio may borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments. Money borrowed will be subject to interest costs.

          Lending Portfolio Securities. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets. The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of

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cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Investment Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.

          Derivatives. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swap agreements, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

          If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          The Fund will not be a commodity pool (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")). In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

          Successful use of derivatives by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market and to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being

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hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "Commission"), a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. The segregation of such assets will have the effect of limiting the Portfolio's ability to otherwise invest those assets.

          Futures Transactions—In General. Each Portfolio may enter into futures contracts in U.S. domestic markets, or (except Small Cap Portfolio) on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

          Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

          Specific Futures Transactions. Each Portfolio may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          U.S. Equity Value, U.S. Strategic Equity, U.S. Small Cap Equity Growth, International Equity Select, International Strategic Equity, International Small Cap and Emerging Markets Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

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          Each Portfolio, except Small Cap Portfolio, may buy and sell foreign currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

          Options—In General. Each Portfolio may buy and sell (write) covered call and put options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          Specific Options Transactions. Each Portfolio may buy and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

          Each Portfolio, except Small Cap Portfolio, may buy and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Each Portfolio may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except Small Cap Portfolio) and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their

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respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

          Swap Agreements. To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

          Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

          Future Developments. A Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

          Foreign Currency Transactions. (All Portfolios, except Small Cap Portfolio) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar

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value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Forward Commitments. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make a payment until it receives delivery from the counterparty. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. The Portfolio intends to engage in forward commitments to increase the Portfolio's financial exposure to the types of securities in which it invests, which will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. At no time will the Portfolio have more than 33-1/3% of its total assets committed to purchase securities on a forward commitment basis.

          Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

Certain Investment Considerations and Risks

          Equity Securities. (All Portfolios) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

          Initial Public Offerings. (All Portfolios) The Portfolios may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. (the "NASD") apply to the

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distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons. IPO securities will be sold when the Investment Manager believes the price has reached full value. IPO securities may be sold by a Portfolio on the same day the Portfolio receives an allocation.

          Smaller Company Securities. (U.S. Equity Value, U.S. Strategic Equity, Small Cap, U.S. Small Cap Equity Growth, International Strategic Equity, International Small Cap and Emerging Markets Portfolios) Each of these Portfolios may purchase securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than securities of larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are subject to greater changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management for one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore may have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may pose a greater chance of loss than investments in securities of larger capitalization companies.

          Fixed-Income Securities. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

          The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities, such as those rated below investment grade by Standard & Poor's Ratings Group and Moody's Investors Service, Inc., may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

          Foreign Securities. (All Portfolios, except Small Cap Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of such securities usually are held outside the United States, a Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

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          With respect to International Equity, International Strategic Equity and Emerging Markets Portfolios, developing countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for these Portfolios have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          The Portfolios consider emerging market countries to include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index. The MSCI EM Index currently includes the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Because foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          Foreign Currency Transactions. (All Portfolios, except Small Cap Portfolio) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

          Simultaneous Investments. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and other accounts managed by the Investment Manager. If, however, such other Portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

Disclosure of Portfolio Holdings

          It is the policy of the Fund to protect the confidentiality of the Portfolios' holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose the Portfolios' holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds/shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

          In order to avoid conflicts of interest between the Fund, on the one hand, and the Investment Manager or any affiliated person of the Fund or the Investment Manager, on the other (1) disclosure of portfolio holdings information is made only when such disclosure is in the best interest of Portfolio shareholders and the Fund has a legitimate business purpose for doing so and (2) none of the Fund or the Investment Manager or their affiliates may receive any compensation in connection with an arrangement to make portfolio holdings information available.

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          In accordance with the foregoing, the Fund provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Fund will communicate with these service providers to confirm that they understand the Fund's policies and procedures regarding such disclosure. Such service providers currently include the Fund's investment adviser, administrator, custodian, auditors and legal counsel and each of their respective affiliates and advisors, as well as Institutional Shareholder Services, Inc., Lipper Inc., Morningstar, Inc., Bloomberg, Russell/Mellon Analytical Services, LLC, Canterbury Consulting Incorporated and Thomson Vestek, Inc. Service providers receive holdings information at a frequency appropriate to their services, which may be as frequently as daily. Certain other service providers may be provided with portfolio holdings information on a quarterly basis, but in no event will such information be provided until after its posting on the Fund's website.

          Disclosure of portfolio holdings information may be authorized only by the Fund's Chief Compliance Officer or the General Counsel of the Investment Manager, each of whom evaluates such disclosure in light of the best interests of Portfolio shareholders and any potential conflicts of interest. The service providers that receive portfolio holdings information from the Fund as described above, and any additions to this list of service providers, are reported to the Fund's Board of Directors for its review. Any exceptions to the Fund's portfolio holdings disclosure policy are reported to the Board of Directors.

INVESTMENT RESTRICTIONS

          Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the first sentence. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed, as to a Portfolio, by vote of a majority of the Fund's Board of Directors at any time.

          Under normal circumstances, each of the following Portfolios will invest at least 80% of its net assets, plus any borrowings for investment purposes, as follows (or other investments with similar economic characteristics): (i) International Equity, International Equity Select and International Strategic Equity Portfolios—equity securities; (ii) U.S. Equity Value and U.S. Strategic Equity—equity securities of U.S. companies; (iii) Small Cap and International Small Cap Portfolios—equity securities of small cap companies; (iv) U.S. Small Cap Equity Growth—equity securities of small cap U.S. companies; and (v) Emerging Markets Portfolio—equity securities of companies whose principal business activities are located in emerging market countries. Each of these Portfolios has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change with respect to its 80% policy.

          None of the Portfolios may:

1.

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

13

2.	Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

3.

Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

4.

Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

5.

Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Fund's Board of Directors.

6.	Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

7.

Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 2, 4, 10 and 11 may be deemed to give rise to a senior security.

8.

Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions on options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

*           *           *

9.	Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

10.

Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

11.	Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

14

12.

Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

          In addition, as a non-fundamental policy, each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817 (h) of the Code and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess within three business days.

MANAGEMENT

          The Fund's Board of Directors is responsible for the management and supervision of each Portfolio and approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

Lazard Asset Management LLC	Investment Manager
Lazard Asset Management Securities LLC	Distributor
Boston Financial Data Services, Inc	Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company	Custodian

          The Directors and officers of the Fund, together with information as to their principal occupations during at least the last five years, are shown below.

Name (Age)	Position(s) and Term with	Principal Occupation(s) During Past 5 Years
Address(1)	the Fund(2)	and Other Directorships Held(3)

Non-Interested Directors:

Kenneth S. Davidson (62)	Director	President, Davidson Capital Management
Corporation; President, Aquiline Advisors LLC;
Trustee, The Juilliard School; Chairman of the
Board, Bridgehampton Chamber Music Festival;
Trustee, American Friends of the National
Gallery, London

Lester Z. Lieberman (76)	Director	Private Investor; Chairman, Healthcare
Foundation of New Jersey; Director, Cives Steel
Co.; Director, Northside Power Transmission
Co.; Advisory Trustee, New Jersey Medical
School; Director, Public Health Research
Institute; Trustee Emeritus, Clarkson University;
Council of Trustees, New Jersey Performing Arts
Center

Leon Pollack (65)	Director	Former Managing Director, Donaldson, Lufkin
& Jenrette

15

Name (Age)	Position(s) and Term with	Principal Occupation(s) During Past 5 Years
Address(1)	the Fund(2)	and Other Directorships Held(3)

Richard Reiss, Jr. (63)	Director	Chairman, Georgica Advisors LLC, an
investment manager; Director, O'Charley's, Inc.,
a restaurant chain

Robert M. Solmson (59)	Director	Director, Colonial Williamsburg Co.; Former
Chief Executive Officer and Chairman, RFS
Hotel Investors, Inc; Former Director, Morgan
Keegan & Co., Inc.; Former Director,
Independent Bank, Memphis
Interested Directors(3)

Charles Carroll (46)	Chief Executive Officer,	Deputy Chairman and Head of Global Marketing
	President and Director	of the Investment Manager

Ashish Bhutani (46)	Director	Chief Executive Officer of the Investment
Manager; from 2001 to December 2002, Co-
Chief Executive Officer North America of
Dresdner Kleinwort Wasserstein and member of
its Global Corporate and Markets Board and the
Global Executive Committee

Name (Age)	Position(s) with the Fund
Address(1)	(Since) and Term(4)	Principal Occupation(s) During Past 5 Years

Officers:

Nathan A. Paul (34)	Vice President and	Managing Director and General Counsel of the
	Secretary	Investment Manager
(April 2002)

Brian D. Simon (44)	Assistant Secretary	Director of the Investment Manager; Vice
	(November 2002)	President, Law & Regulations at J. & W.
Seligman & Co. from July 1999 to October 2002

Stephen St. Clair (48)	Treasurer	Vice President of the Investment Manager
(May 2003)

David A. Kurzweil (32)	Assistant Secretary	Vice President, Legal Affairs of the Investment
	(April 2005)	Manager; Associate at Kirkpatrick & Lockhart
LLP, a law firm, from August 1999 to January
2003

Cesar A. Trelles (32)	Assistant Treasurer	Fund Administration Manager of the Investment
	(December 2004)	Manager; Manager for Mutual Fund Finance
Group at UBS Global Asset Management, from
August 1998 to August 2004

16

Name (Age)	Position(s) with the Fund
Address(1)	(Since) and Term(4)	Principal Occupation(s) During Past 5 Years
Brian Kawakami (56)	Chief Compliance Officer	Senior Vice President and Chief Compliance
	(August 2006)	Officer of the Investment Manager; Chief
Compliance Officer at INVESCO, from July
2002 to April 2006; Chief Compliance Officer at
Aeltus Investment Management, from 1993 to
July 2002

(1)      The address of each Director and officer is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

(2)      Each Director became a Director in April 1997, except Messrs. Carroll, Solmson and Bhutani, who became Directors in June 2004, September 2004 and July 2005, respectively. Each Director also serves as a Director of The Lazard Funds, Inc. ("LFI"), an open-end registered management investment company (comprised of 11 portfolios), and Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc., closed-end registered management investment companies (collectively with the Fund, the "Lazard Funds," in total comprised of 17 investment portfolios). Each Director serves an indefinite term, until his successor is elected, and each Director serves in the same capacity for LFI.

(3)      All of the Independent Directors, except Mr. Lieberman, are also board members of Lazard Alternative Strategies Funds, LLC, a privately-offered fund registered under the 1940 Act and advised by an affiliate of LAM.

(4)      Messrs. Bhutani and Carroll are "interested persons" (as defined in the 1940 Act) of the Fund because of their positions with the Investment Manager.

(5)      Each officer serves for an indefinite term, until his successor is elected and qualified. Each officer serves in the same capacity for the other Lazard Funds.

          The Fund has standing audit and nominating committees, each comprised of its Directors who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Directors").

          The function of the audit committee is to (1) oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements, (2) assist in Board oversight of the quality and integrity of the Fund's financial statements and the Fund's compliance with legal and regulatory requirements relating to accounting, financial reporting, internal control over financial reporting and independent audits, (3) approve engagement of the independent registered public accounting firm and review and evaluate the qualifications, independence and performance of the independent registered public accounting firm and (4) act as a liaison between the Fund's independent registered public accounting firm and the Board.

          Nominations may be submitted only by a shareholder or group of shareholders that, individually or as a group, has beneficially owned the lesser of (a) 1% of the Fund's outstanding shares or (b) $500,000 of the Fund's shares for at least one year prior to the date such shareholder or group submits a candidate for nomination. Not more than one nominee for Director may be submitted by such a shareholder or group each calendar year. In evaluating potential nominees, including any nominees recommended by shareholders, the nominating committee takes into consideration the factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes that the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, as well as information sufficient to evaluate the factors listed above. Nomination submissions must be accompanied by a written consent of the individual to stand for

17

election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the nominating committee.

          The audit committee met four times and the nominating committee met once during the fiscal year ended December 31, 2006.

          The table below indicates the dollar range of each Director's ownership of Portfolio shares and aggregate holdings of all of the Lazard Funds, in each case as of December 31, 2006.

	Ashish	Charles	Kenneth S.	Lester Z.	Leon	Richard	Robert M.
Portfolio	Bhutani	Carroll	Davidson	Lieberman	Pollack	Reiss, Jr.	Solmson

U.S. Equity Value	None	None	None	None	None	None	None

U.S. Strategic Equity	None	None	None	None	None	None	None

Small Cap	None	None	None	None	None	None	None

U.S. Small Cap Equity Growth	None	None	None	None	None	None	None

International Equity	None	None	None	None	None	None	None

International Equity Select	None	None	None	None	None	None	None

International Strategic Equity	None	None	None	None	None	None	None

International Small Cap	None	None	None	None	None	None	None

Emerging Markets	None	None	None	None	None	None	None

Aggregate Holdings of all	Over	Over	None	None	None	None	None
Lazard Funds	$500,000	$1,000,000

          As of December 31, 2006, none of the Directors or his or her immediate family members owned securities of the Investment Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager or the Distributor.

          Each Director who is not an employee or an affiliated person of the Investment Manager is paid an annual aggregate fee of $60,000, plus $4,000 per meeting attended in person ($1,500 per meeting attended by telephone), for the Fund and the other Lazard Funds, and is reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. No additional compensation is provided in respect of committee meetings held in conjunction with a meeting of the Board of Directors. Compensation is divided among the Lazard Funds based on relative net assets. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. In addition, the Chairman of the Audit Committee for the Lazard Funds, Lester Z. Lieberman, also receives an annual fee of $5,000. The aggregate amount of compensation paid to each Director for the year ended December 31, 2006, was as follows:

		Total Compensation from
	Aggregate Compensation from the	the Fund and
Director	Fund	the Lazard Funds

Ashish Bhutani	None	None
John J. Burke*	$5,890	$64,000
Charles Carroll	None	None
Kenneth S. Davidson	5,890	63,000

18

		Total Compensation from
	Aggregate Compensation from the	the Fund and
Director	Fund	the Lazard Funds
William Katz**	134	1,389
Lester Z. Lieberman	6,363	68,000
Leon M. Pollack***	2,390	26,788
Richard Reiss, Jr.	5,890	63,000
Robert M. Solmson	5,699	61,000

*	Mr. Burke resigned as a Director in December 2006.

**	Mr. Katz resigned as a Director in January 2006.

***	Mr. Pollack became a Director in August 2006.

          The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of the date of this Statement of Additional Information, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.

Portfolio Managers

          Team Management. Portfolio managers at the Investment Manager manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. The Investment Manager manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. The Investment Manager manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

          Material Conflicts Related to Management of Similar Accounts. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which a Portfolio may invest or that may pursue a strategy similar to one of the Portfolio's component strategies (collectively, "Similar Accounts"), the Investment Manager has procedures in place that are designed to ensure that all accounts are treated fairly and that the Portfolio is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, each Portfolio, as a series of a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

          Potential conflicts of interest may arise because of the Investment Manager's management of a Portfolio and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as the Investment Manager may be perceived as causing accounts it manages to participate in an offering to increase the Investment Manager's overall allocation of securities in that offering, or to increase the Investment Manager's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Investment Manager may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Portfolios, that they are managing on behalf of the Investment Manager. In addition, the Investment Manager could be viewed as having a

19

conflict of interest to the extent that the Investment Manager and/or portfolio managers have a materially larger investment in a Similar Account than their investment in a Portfolio. Although the Investment Manager does not track each individual portfolio manager's time dedicated to each account, the Investment Manager periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage a Portfolio.

          A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Although none of the Portfolios' portfolio managers manage any accounts with respect to which the advisory fee is based on the performance of the account, other portfolio managers employed by the Investment Manager manage hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by the Investment Manager may also be permitted to sell securities short. However, the Investment Manager currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies. When the Investment Manager engages in short sales of securities of the type in which a Portfolio invests, the Investment Manager could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, the Investment Manager has procedures in place to address these conflicts.

          Other Accounts Managed by the Portfolio Managers. The chart below includes information regarding the members of the portfolio management teams responsible for managing the Portfolios. Specifically, it shows the number of other portfolios and assets managed by management teams of which each Portfolio's portfolio manager is a member. Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

	Registered Investment	Other Pooled Investment	Other Accounts
Portfolio Manager	Companies ($*)#	Vehicles ($*)#	($*)#

Michael Bennett	9 (3.48 billion)	25 (214.98 million)	1034 (18.63 billion) +
Christopher Blake	6 (5.27 billion)	17 (707.83 million)	72 (1.49 billion)
Gabrielle M. Boyle	9 (3.48 billion)	69 (5.15 billion)	1245 (21.37 billion)+
Daniel Breslin	3 (469.92 million)	1 (3.1 million)	29 (424.41 million)
Gary Buesser	6 (5.27 billion)	14 (289.48 million)	72 (1.49 billion)+
Rohit Chopra	9 (4.16 billion)	35 (2.2 billion)	165 (3.05 billion)
James M. Donald	12 (34.1 million)	41 (30.1 million)	268 (143.83 million)
Robert A. Failla	6 (5.27 billion)	14 (289.48 million)	69 (1.37 billion)+
Michael G. Fry	9 (3.48 billion)	54 (1.31 billion)	1234 (23.72 billion)+
I.P. Knelman	1 (3.88 million)	0	68 (159.42 million)
Andrew D. Lacey	9 (5.34 billion)	45 (993.23 million)	(535 (5.54 billion)+
Mark Little	1 (351.37 million)	22 (4.49 billion)	27 (911.30 million)
Erik McKee	9 (4.16 billion)	34 (2.18 billion)	165 (3.05 billion)
Patrick M. Mullin	3 (469.92 million)	1 (3.1 million)	29 (424.41 million)
Kevin O'Hare	9 (4.16 billion)	34 (2.18 billion)	165 (3.05 billion)
Brian Pessin	4 (1.21 billion)	32 (1.96 billion)	34 (956.21 million)
Michael Powers	9 (3.48 billion)	50 (752.66 million)	1243 (21.16 billion)+
John R. Reinsberg	14 (770.96 million)	32 (22.62 million)	1059 (10.77 billion)+

20

	Registered Investment	Other Pooled Investment	Other Accounts
Portfolio Manager	Companies ($*)#	Vehicles ($*)#	($*)#
Edward Rosenfeld	3 (861.78 million)	29 (1.87 billion)	9 (260.50 million)
Nicholas Sordoni	1 (653,409)	1 (6.62 million)	10 (762.32 million)
James P. Tatera	1 (3.88 million)	0	68 (159.42 million)
J. Richard Tutino	4 (197.66 million)	20 (455.54 million)	311 (2.34 billion)+
Charles Weissman	4 (2.22 billion)	1 (3.05 million)	29 (424.4 million)

*	Total assets in accounts as of December 31, 2006.
#	None of the portfolio managers, except as follows, manage any accounts with respect to which the advisory fee is based on the performance of the account: Messrs. Breslin and Mullin manage a pooled investment vehicle with assets under management of approximately $119.82 million; Ms. Boyle and Mr. Little each manages a pooled investment vehicle with assets under management of approximately $1.34 billion; Ms. Boyle and Messrs. Bennett, Donald, Fry, Powers and Reinsberg each manages a registered investment company with assets under management of approximately $1.3 billion; Messrs. Donald, McKee and O'Hare each manages a pooled investment vehicle with assets under management of approximately $74.62 million; Messrs. Pessin and Rosenfeld each manages a pooled investment vehicle with assets under management of approximately $293.12 million; and Mr. Chopra manages two pooled investment vehicles with aggregate assets under management of approximately $97.15 million.
+	Includes an aggregation of Similar Accounts within managed account programs where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team.

          Compensation for Portfolio Managers. The Investment Manager's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to a Portfolio's strategies. Portfolio managers responsible for managing the Portfolios may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

          The Investment Manager compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce the Investment Manager's investment philosophy.

          Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

          Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account,

21

as well as performance of the account relative to peers. The variable bonus for each Portfolio's portfolio management team in respect of its management of the Portfolio is determined by reference to the corresponding indices listed below. The portfolio manager's bonus also can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

          In addition, effective May 4, 2005, the Lazard Ltd 2005 Equity Incentive Plan was adopted and approved by the Board of Directors of Lazard Ltd. The purpose of this plan is to give the company a competitive advantage in attracting, retaining and motivating officers, employees, directors, advisors and/or consultants and to provide the company and its subsidiaries and affiliates with a stock plan providing incentives directly linked to shareholder value.

Portfolio	Index
U.S. Equity Value Portfolio	Russell 1000® Value Index
U.S. Strategic Equity Portfolio	S&P 500® Index
Small Cap Portfolio	Russell 2000® Index
U.S. Small Cap Equity Growth Portfolio	Russell 2000® Growth Index
International Equity Portfolio	Morgan Stanley Capital International (MSCI®) Europe, Australasia
and Far East (EAFE®) Index
International Equity Select Portfolio	MSCI EAFE Index
International Strategic Equity Portfolio	MSCI EAFE Index
International Small Cap Portfolio	MSCI EAFE Small Cap Index
Emerging Markets Portfolio	MSCI EM Index

          Portfolio managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for the Investment Manager. The plan offers permanent equity in the Investment Manager to a significant number of its professionals, including portfolio managers, as determined by the Board of Managers of the Investment Manager from time to time. This plan gives certain employees of the Investment Manager a permanent equity interest in the Investment Manager and an opportunity to participate in the future growth of the Investment Manager.

          Ownership of Securities. As of December 31, 2006, none of the portfolio managers owned any shares of any of the Portfolios.

Investment Manager and Investment Management Agreement

          The Investment Manager, located at 30 Rockefeller Plaza, New York, NY 10112-6300, has entered into an investment management agreement (the "Management Agreement") with the Fund on behalf of the Portfolios. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

          The Investment Manager, a wholly-owned subsidiary of Lazard, is registered as an investment adviser with the Commission. The Investment Manager provides day-to-day management of the Portfolios' investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets as of December 31, 2006 totaling approximately $97.7 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

22

          The Fund, the Investment Manager and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by a Portfolio. The Codes of Ethics restrict the personal securities transactions of employees and require portfolio managers and other investment personnel to comply with the preclearance and disclosure procedures. The primary purpose of the Codes of Ethics is to ensure that personal trading by employees does not disadvantage any Portfolio.

          Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to other clients.

          As compensation for its services, the Fund has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Portfolio:

Portfolio	Management Fee Rate

U.S. Equity Value Portfolio	.75%
U.S. Strategic Equity Portfolio	.75
Small Cap Portfolio	.75
U.S. Small Cap Equity Growth Portfolio	1.00
International Equity Portfolio	.75
International Equity Select Portfolio	.85
International Strategic Equity Portfolio	.75
International Small Cap Portfolio	.75
Emerging Markets Portfolio	1.00

          For the fiscal year ending December 31, 2007, the Investment Manager has agreed to waive its management fees or otherwise bear the expenses of the following Portfolios to the extent the aggregate expenses of a Portfolio exceed the percentage of the value of the Portfolio's average daily net assets set forth opposite the Portfolio's name:

	Maximum Total Portfolio
	Operating Expenses
Portfolio	Service Shares	Investor Shares
U.S. Strategic Equity Portfolio	1.25%	1.00%
U.S. Small Cap Equity Growth Portfolio	1.50	1.25
International Strategic Equity Portfolio	1.25	1.00
Emerging Markets Portfolio	1.60	1.35

          For the fiscal years ended December 31, 2004, 2005 and 2006, the management fees payable by each Portfolio, the amounts waived by the Investment Manager and the net fees paid to the Investment Manager were as follows:

23

	Fee Payable For	Fee Payable For	Fee Payable For
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Portfolio	December 31, 2004	December 31, 2005	December 31, 2006

U.S. Strategic Equity Portfolio	$34,831	$34,921	$34,405
Small Cap Portfolio	667,426	930,362	1,002,287
International Equity Portfolio	1,236,363	1,743,897	2,155,567
Emerging Markets Portfolio	211,039	498,128	1,136,450

	Reduction in Fee For	Reduction in Fee For	Reduction in Fee for
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Portfolio	December 31, 2004	December 31, 2005	December 31, 2006

U.S. Strategic Equity Portfolio	$89,352	$89,112	$127,575
Small Cap Portfolio	26,295	—	—
International Equity Portfolio	65,602	—	—
Emerging Markets Portfolio	143,986	173,035	109,711

	Net Fee Paid For	Net Fee Paid For	Net Fee Paid For
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Portfolio	December 31, 2004	December 31, 2005	December 31, 2006

U.S. Strategic Equity Portfolio	$(54,521)	$(54,191)	$(93,170)
Small Cap Portfolio	641,131	930,362	1,002,287
International Equity Portfolio	1,170,761	1,743,897	2,155,567
Emerging Markets Portfolio	67,053	325,093	1,026,739

          The Management Agreement provides that each Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, Service Shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan."

          As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Portfolio, provided that in either event the continuance also is approved by a majority of the Independent Directors of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Investment Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the

24

Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Proxy Voting

          The Fund has delegated voting of proxies in respect of portfolio holdings to the Investment Manager, to vote the Fund's proxies in accordance with the Investment Manager's proxy voting policy and guidelines (the "Voting Guidelines") that provide as follows:

  The Investment Manager votes proxies in the best interests of its clients.

  Unless the Investment Manager's Proxy Committee otherwise determines, the Investment Manager votes proxies in a manner consistent with the Voting Guidelines.

  To avoid conflicts of interest, the Investment Manager votes proxies where a material conflict has been deemed to exist in accordance with specific proxy voting guidelines regarding various standard proxy proposals ("Approved Guidelines") or, if the Approved Guideline is to vote case-by-case, in accordance with the recommendation of an independent source.

  The Investment Manager also may determine not to vote proxies in respect of securities of any issuer if it determines that it would be in the client's overall best interests not to vote.

          The Voting Guidelines address how it will vote proxies on particular types of matters such as the election for directors, adoption of option plans and anti-takeover proposals. For example, the Investment Manager generally will:

  vote as recommended by management in routine election or re-election of directors;

  favor programs intended to reward management and employees for positive, long-term performance, evaluating whether the Investment Manager believes, under the circumstances, that the level of compensation is appropriate or excessive; and

  vote against anti-takeover measures, such as adopting supermajority voting requirements, shareholder rights plans and fair price provisions.

          The Fund's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC's website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Administrator, Custodian and Transfer Agent

          The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street"), One Lincoln Street, Boston, Massachusetts 02111, to provide certain administrative services to the Portfolios. Each Portfolio bears the cost of such services at a fixed annual rate of $42,500, plus 0.02% of average daily net assets up to $1 billion and 0.01% of average daily net assets over $1 billion. State Street has agreed to waive $18,750 of the $42,400 base fee for the U.S. Strategic Equity Portfolio until the Portfolio's net assets reach $25 million.

25

          State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

          Boston Financial Data Services, Inc. ("BFDS"), P.O. Box 8154, Boston, Massachusetts 02266-8154, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, BFDS arranges for the maintenance of shareholder account records for each Portfolio, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, BFDS receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for certain out-of-pocket expenses.

Distributor

          Lazard Asset Management Securities LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates the Distributor to pay certain expenses in connection with the offering of Portfolio shares. After the prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor also will pay for any printing and distribution of copies thereof used in connection with the offering to prospective investors.

DETERMINATION OF NET ASSET VALUE

          Net asset value per share for each Class of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange (the "NYSE") is open for business. The NYSE is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented by such Class, less all liabilities, by the total number of Portfolio shares of such Class outstanding.

          Market values for securities listed on the NYSE, NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m., Eastern time). Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

          Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of

26

securities, or by using brokers' quotations. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

          Calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York and on which the net asset value of a Portfolio is calculated. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager's analysts also will be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

PORTFOLIO TRANSACTIONS

General

          Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In arranging for the Portfolios' securities transactions, the Investment Manager is primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, the Investment Manager considers all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; the Investment Manager's knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; the Investment Manager's knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.

          In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually

27

includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

          To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board of Directors has determined that securities transactions for a Portfolio may be executed through the Distributor if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, the Distributor charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

          Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

          IPO Allocations. (All Portfolios) Under the Investment Manager's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPO"), the number of shares allocated to any or all of the Portfolios and other accounts managed by the Investment Manager will be determined based on various factors, including the extent to which an account is considered relatively underweighted in a security, the extent to which an account has previously received an allocation of IPO securities, the extent to which the size of an allocation of IPO securities would represent a meaningful position for such account and any other factors that may be lawfully considered in allocating IPO shares among accounts. It is often difficult for the Investment Manager to obtain a sufficient number of IPO shares to provide a full allocation to each account. The Investment Manager's allocation procedures are designed to allocate IPO securities in a fair and equitable manner.

          The Portfolios listed below held securities of their regular brokers or dealers during the fiscal year ended December 31, 2006:

		Value on December 31, 2006
Portfolio	Broker/Dealer	(in $000s)

U.S. Strategic Equity Portfolio	Citigroup, Inc.	$106,665
	JP Morgan Chase & Co.	62,983

Small Cap Portfolio	State Street Bank & Trust Company	4,135,000

International Equity Portfolio	Credit Suisse Group	7,654,971
	State Street Bank & Trust Company	9,203,000

Emerging Markets Portfolio	State Street Bank & Trust Company	14,453,000

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Research and Statistical Information

          Consistent with the requirements of best execution, brokerage commissions on a Portfolio's transactions may be paid to brokers in recognition of investment research and information furnished as well as for brokerage and execution services provided by such brokers. The Investment Manager may in its discretion cause accounts to pay such broker-dealers a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer adequately qualified to effect such transaction would have charged for effecting that transaction. This may be done where the Investment Manager has determined in good faith that such commission is reasonable in relation to the value of the brokerage and/or research to that particular transaction or to the Investment Manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

          The Investment Manager receives a wide range of research (including proprietary research) and brokerage services from brokers. These services include information on the economy, industries, groups of securities, and individual companies; statistical information; technical market action, pricing and appraisal services; portfolio management computer services (including trading and settlement systems); risk management analysis; and performance analysis. Broker-dealers may also supply market quotations to the Fund's custodian for valuation purposes.

          Any research received in respect of a Portfolio's brokerage commission may be useful to the Portfolio, but also may be useful in the management of the account of another client of the Investment Manager. Similarly, the research received for the commissions of such other client may be useful for the Portfolio.

Brokerage Commissions

          In connection with its portfolio securities transactions for the fiscal years ended December 31, 2004, 2005 and 2006, each Portfolio indicated below paid brokerage commissions as follows:

Year Ended December 31, 2004
				Percentage of Total
	Total	Amount of	Percentage of	Brokerage
	Brokerage	Brokerage	Total Brokerage	Transactions
	Commissions	Commissions	Commissions	Effected Through
Portfolio	Paid	Paid to Lazard	Paid to Lazard	Lazard
U.S. Strategic Equity Portfolio	$7,104	—	—	—
Small Cap Portfolio	389,234	$185	0.05%	0.09%
International Equity Portfolio	331,583	—	—	—
Emerging Markets Portfolio	60,111	—	—	—

Year Ended December 31, 2005

				Percentage of Total
	Total	Amount of	Percentage of	Brokerage
	Brokerage	Brokerage	Total Brokerage	Transactions
	Commissions	Commissions	Commissions	Effected Through
Portfolio	Paid	Paid to Lazard	Paid to Lazard	Lazard
U.S. Strategic Equity Portfolio	$7,505	—	—	—
Small Cap Portfolio	394,892	—	—	—
International Equity Portfolio	363,507	—	—	—
Emerging Markets Portfolio	161,773	—	—	—

29

Year Ended December 31, 2006

				Percentage of Total
	Total	Amount of	Percentage of	Brokerage
	Brokerage	Brokerage	Total Brokerage	Transactions
	Commissions	Commissions	Commissions	Effected Through
Portfolio	Paid	Paid to Lazard	Paid to Lazard	Lazard
U.S. Strategic Equity Portfolio	$ 7,376	—	—	—
Small Cap Portfolio	455,908	—	—	—
International Equity Portfolio	542,028	—	—	—
Emerging Markets Portfolio	299,917	—	—	—

          The aggregate amount of transactions during the fiscal year ended December 31, 2006 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Portfolio	Transaction Amount	Commissions and Concessions
U.S. Strategic Equity Portfolio	$9,014,129	$7,376
Small Cap Portfolio	295,059,767	455,908
International Equity Portfolio	434,991,385	542,907
Emerging Markets Portfolio	150,274,528	299,917

BUYING AND SELLING SHARES

          General. Individuals may not place purchase orders directly with the Fund. Individuals should consult a Participating Insurance Company or a financial intermediary for information on the purchase of Portfolio shares. The Fund does not issue share certificates.

          Portfolio shares may be purchased and redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place purchase or redemption orders directly with the Fund. The value of shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.

          The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Participating Insurance Company of a redemption request in proper form, except as provided by the rules of the Commission.

          Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board of Directors reserves the right to make payments in whole or in part in portfolio securities or other assets of the Portfolio in cases of emergency, or at any time that the Investment Manager believes a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

          Suspension of Redemptions. The right of redemption may be suspended, or the date of payment postponed: (a) during any period when the NYSE is closed (other than customary weekend and holiday closings); (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an

30

emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

DISTRIBUTION AND SERVICING PLAN (SERVICE SHARES ONLY)

          Service Shares are subject to a Distribution and Servicing Plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 (the "Rule") adopted by the Commission under the 1940 Act which provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Pursuant to the Distribution and Servicing Plan, the Fund pays the Distributor for advertising, marketing and distributing each Portfolio's Service Shares, and for the provision of certain services to the holders of shares, a fee at the annual rate of .25% of the average daily net assets of the Portfolio's Service Shares. The Distributor may make payments to Participating Insurance Companies for providing these services to Policy owners, or to certain financial institutions, securities dealers and other industry professionals for providing these services to Policy owners. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Depending on a Participating Insurance Company's corporate structure and applicable state law, the Distributor may make payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself. From time to time, the Distributor may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable under the Distribution and Servicing Plan are payable without regard to actual expenses incurred. The Fund's Board of Directors believes there is a reasonable likelihood that the Distribution and Servicing Plan will benefit each Portfolio and holders of its Service Shares.

          A quarterly report of the amounts expended under the Distribution and Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. The Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of Service Shares of a Portfolio may bear without such shareholders' approval and that other material amendments of the Distribution and Servicing Plan must be approved by the Board of Directors and by the Independent Directors of the Fund who have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, or by vote of the holders of a majority of such Portfolio's shares.

          For the fiscal year ended December 31, 2006, the Portfolios paid the Distributor the amounts set forth below with respect to their Service Shares under the Distribution and Servicing Plan:

31

Amount Paid
Under Distribution and Servicing
Plan For Fiscal Year
Portfolio	Ended December 31, 2006

U.S. Strategic Equity Portfolio	$ 11,468
Small Cap Portfolio	334,096
International Equity Portfolio	718,522
Emerging Markets Portfolio	260,869

DIVIDENDS AND DISTRIBUTIONS

          Dividends from net investment income from each Portfolio generally will be declared and paid at least annually, and may be declared and paid more frequently. Shareholders who redeem all their shares of the Portfolio prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid through the date of their redemption. Shareholders who redeem only a portion of their shares will receive all dividends declared but unpaid on those shares on the next dividend payment date.

          Dividends for each Class of a Portfolio will be calculated at the same time and in the same manner and will be of the same amount, except that certain expenses will be borne exclusively by one Class and not by the other, such as fees payable under the Distribution and Servicing Plan. Service Shares will receive lower per share dividends than Investor Shares because of the higher expenses borne by Service Shares.

          Investment income for a Portfolio includes, among other things, dividends and interest income.

          With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually, and may be declared and paid more frequently. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXATION

          Management believes that each Portfolio that had commenced operations as of the date of this Statement of Additional Information has qualified for the most recent fiscal year as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated, for tax purposes, as an ordinary corporation subject to federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

32

          Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

          Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Portfolio intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

          If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy owners could lose the benefit of tax deferral on distributions made to the separate accounts of Participating Insurance Companies. Similarly, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, Policy owners could be subject to current tax on distributions made to the separate accounts of Participating Insurance Companies.

          Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance, since the amount of each Portfolio's assets to be invested in various countries is not known.

          Certain Portfolios may invest in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolios. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

          If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, a Portfolio's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies; provided, however, that for taxable years of the Portfolio that began after December 31, 2004, but not beginning after December 31, 2007, your interest-related dividends and short-term capital gain dividends from the Portfolio generally will not be subject to such U.S. withholding tax if the Fund receives prescribed certifications from you as to your non-U.S. status.

          The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolios' activities or to discuss state and local tax matters affecting the Portfolios. Policy owners are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolios. For more information

33

concerning the federal income tax consequences, Policy owners should refer to the prospectus for their Policies.

ADDITIONAL INFORMATION ABOUT THE FUND AND PORTFOLIOS

          As of March 13, 2007, no person owned of record or was known by the Fund to own beneficially 5% or more of a Class of the indicated Portfolio's outstanding voting securities except the following:

Percentage of Total
Name and Address	Shares Outstanding

Emerging Markets—Investor Shares
Fidelity Investments Life Insurance Co.
FBO Fidelity Investments Variable
82 Devonshire Street
Boston, MA 02109-3605	92%

Empire Fidelity Investments Life Insurance Co.
FBO Empire Fidelity Investments
82 Devonshire Street
Boston, MA 02109-3605	9%

Equity Portfolio—Service Shares
Jefferson National Life Insurance Co.
Attn: Separate Accts.
9920 Corporate Campus Drive
Louisville, KY 40223	53%

The Ohio National Life Insurance Co.
FBO Separate Accounts
P.O. Box 327
Cincinnati, OH 45201	16%

CNA Insurance/Valley Forge Life
Attn: Investment Products
100 CNA Drive
Nashville, TN 37214	10%

American Express Financial Advisers
222 AXP Financial Center
Minneapolis, MN 55474	10%

Lazard Capital Markets LLC
Attn: Stephen St. Clair
30 Rockefeller Plaza, 57th Floor
New York, NY 10112	5%

34

Small Cap Portfolio—Service Shares
The Ohio National Life Insurance Co.
FBO Separate Accounts
PO Box 237
Cincinnati, OH 45201	70%

Jefferson National Life Insurance Co.
Attn: Separate Accts.
9920 Corporate Campus Drive, Suite 1000
Louisville, KY 40223	12%

Phoenix Life Insurance Company
10 Krey Boulevard
Rensselaer, NY 12144	5%

International Equity Portfolio—Service Shares
American Express Financial Advisers
222 AXP Financial Center
Minneapolis, MN 55474	83%

Ohio National Life Insurance Co.
FBO Separate Accounts
P.O. Box 327
Cincinnati, OH 45201	5%

Emerging Markets Portfolio—Service Shares
The Ohio National Life Insurance Co.
FBO Separate Accounts
P.O. Box 237
Cincinnati, OH 45201	82%

Lincoln Benefit Life
Nebraska Service Center
P.O. Box 80469
Lincoln, NE 68501	19%

          A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. The Fund does not believe that the record shareholders listed above are the beneficial owners of such shares.

          Generally, all shares have equal voting rights and will be voted in the aggregate, and not by class, except where voting by Class is required by law or where the matter involved affects only one Class. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

35

          Shareholders are not entitled to any preemptive, subscription or conversion rights and are freely transferable. All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by the Fund. Each share of the applicable Class of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of each Class of the Portfolio are entitled to receive the assets attributable to such Class of that Portfolio that are available for distribution based on the relative net assets of the applicable Class.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of independent auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

          The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board of Directors has authorized the creation of nine Portfolios. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval. Prior to May 1, 2007, U.S. Strategic Equity Portfolio was known as "Lazard Retirement Equity Portfolio."

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. The Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the rule.

          Each Portfolio will send annual and semi-annual financial statements to its shareholders. The Fund's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

36

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Legal matters in connection with the issuance of the shares of the Fund offered hereby have been passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982.

          Anchin, Block & Anchin LLP, 1375 Broadway, New York, New York 10018, is the independent registered public accounting firm for the Fund.

37

LAZARD RETIREMENT SERIES, INC.
PART C. OTHER INFORMATION

______________________________________________________________

ITEM 23.	EXHIBITS.

(a)(1)	Articles of Incorporation(1)
(a)(2)	Articles of Amendment(1)
(a)(3)	Articles Supplementary(2)
(a)(4)	Articles Supplementary(5)
(a)(5)	Articles Supplementary(6)
(a)(6)	Articles of Amendment(8)
(a)(7)	Articles Supplementary(8)
(a)(8)	Articles Supplementary(9)
(a)(9)	Articles Supplementary(10)

(b)	By-Laws(9)

(d)	Investment Management Agreement, as revised(9)

(e)	Distribution Agreement, as revised(6)

(g)	Custodian Contract(3)

(h)(1)	Administration Agreement(1)
(h)(2)	Form of Fund Participation Agreement, as revised(8)
(h)(3)	Transfer Agency Agreement(3)

(i)	Opinion and Consent of Counsel(1)

(j)	Consent of Independent Registered Public Accounting Firm*

(m)(1)	Distribution and Servicing Plan, as revised(9)
(m)(2)	Form of Servicing Agreement(8)

(n)	18f-3 Plan(9)

(p)	Code of Ethics(9)

Other Exhibits:

Powers of Attorney of Board Members(3),(4) and (7)

_____________________________________________________
*	Filed herewith.

1.	Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC") on May 19, 1997.
2.	Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the SEC on April 30, 2001.
3.	Incorporated by reference from Registrant's Post-Effective Amendment No. 11 filed with the SEC on April 30, 2003.
4.	Incorporated by reference from Registrant's Post-Effective Amendment No. 13 filed with the SEC on October 15, 2004.
5.	Incorporated by reference from Registrant's Post-Effective Amendment No. 13 filed with the SEC on December 3, 2004.

6.	Incorporated by reference from Registrant's Post-Effective Amendment No. 18 filed with the SEC on July 20, 2005.
7.	Incorporated by reference from Registrant's Post-Effective Amendment No. 19 filed with the SEC on September 28, 2005.
8.	Incorporated by reference from Registrant's Post-Effective Amendment No. 24 filed with the SEC on January 30, 2006.
9.	Incorporated by reference from Registrant's Post-Effective Amendment No. 25 filed with the SEC on February 28, 2006.
10.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 27 filed with the SEC on February 9, 2007.

ITEM 24.                     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                                     None.

ITEM 25.                     INDEMNIFICATION.

Reference is made to Article NINTH of Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of Registrant's By-Laws filed as Exhibit (b) and by the following undertaking set forth in the rules promulgated by the SEC:

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference also is made to the Investment Management Agreement and the Distribution Agreement filed as Exhibits (d) and (e), respectively.

ITEM 26.                     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The description of the Investment Manager under the Captions "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Asset Management LLC, Registrant's investment adviser ("LAM"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by LAM or those of its officers and members during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended by LAM (SEC File No. 801-61701).

ITEM 27.                     PRINCIPAL UNDERWRITERS.

(a)	Lazard Asset Management Securities LLC, currently serves as principal underwriter to the Registrant and The Lazard Funds, Inc.

(b)

Registrant is fulfilling the requirement of this Item 27 by incorporating by reference, the information contained in the Form BD filed pursuant to the Securities Exchange Act of 1934, as amended, by Lazard (SEC File No. 129119).

(c)	Not applicable.

ITEM 28.                     LOCATION OF ACCOUNTS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained primarily at the offices of Registrant's custodian, State Street Bank and Trust Company. All other records so required to be maintained are maintained at the offices of LAM, 30 Rockefeller Plaza, New York, New York 10112.

ITEM 29.                     MANAGEMENT SERVICES.

                                     Not applicable.

ITEM 30.                     UNDERTAKINGS.

                                     None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) of the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of April, 2007.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Charles Carroll
Charles Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles Carroll	President and Director	April 9, 2007
Charles Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial	April 9, 2007
Stephen St. Clair	Officer

/s/ Ashish Bhutani*	Director	April 9, 2007
Ashish Bhutani

/s/ Lester Z. Lieberman*	Director	April 9, 2007
Lester Z. Lieberman

/s/ Leon M. Pollack*	Director	April 9, 2007
Leon M. Pollack

/s/ Richard Reiss, Jr.*	Director	April 9, 2007
Richard Reiss, Jr.

/s/ Kenneth S. Davidson*	Director	April 9, 2007
Kenneth S. Davidson

/s/ Robert M. Solmson*	Director	April 9, 2007
Robert M. Solmson

*By: /s/ Nathan A. Paul
Attorney-in-fact, Nathan A. Paul

EXHIBIT INDEX

(j)	Consent of Independent Registered Public Accounting Firm